Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Schedule of income tax provision
	2021	2020
Current:
Federal	$-	$-
State	808	-
Foreign	-	-
Total Current	808	-
Deferred:
Federal	-	-
State	-	-
Foreign	-	-
Total Deferred	-	-
Provision for income taxes	$808	$-

Schedule of reconciliation of income tax expense
	2021	2020
Computed tax benefit at federal statutory rate	$764,147	$(554,289)
State taxes	638	-
Permanent items	75	1,778
Stock-based compensation	8,829	58,284
Incentive stock options	-	-
Conversion feature derivative liability	-	24,394
Interest expense, derivative liability	-	34,505
Uncertain tax positions	-	-
Impact of difference related to foreign earnings	-	-
Gain on extinguishment of debt	-	-
Change in fair value of derivative liability	16,661	223,699
Valuation allowance	(789,542)	211,629
Provision for income taxes	$808	$-

Schedule of deferred tax assets
	2021	2020
Deferred Tax Assets:
Net operating loss carryforwards	$604,000	$2,501,000
Stock-based compensation	767,000	6,000
Accounts receivable and other timing differences	138,000	140,000
Basis difference in assets and debt	(71,000)	(64,000)
Total Deferred Tax Asset	1,438,000	2,583,000
Valuation allowance	(1,438,000)	(2,583,000)
Net Deferred Tax Asset	$-	$-

Unrecognized tax benefits
Federal and State
Balance at January 1, 2021	$90,000
Additions for tax positions related to current year	-
Additions for tax positions related to prior years	-
Balance at December 31, 2021	$90,000